UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21423
                                                     ---------

                       The Gabelli Dividend & Income Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                                    THE GABELLI
                                                                    DIVIDEND &
                                                                    INCOME TRUST

                       THE GABELLI DIVIDEND & INCOME TRUST

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Dividend & Income Trust's (the "Fund") net asset value ("NAV") total return was (11.3)% during the first quarter of 2008, compared with declines of 9.4% and 6.9% for the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund's publicly traded shares was (12.5)% during the first quarter. On March 31, 2008, the Fund's NAV per share was $20.61, while the price of the publicly traded shares closed at $17.79 on the New York Stock Exchange.

      Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------
                                                                        Since
                                                                      Inception
                                        Quarter    1 Year   3 Year   (11/28/03)
                                       --------   -------   ------   ----------
GABELLI DIVIDEND & INCOME TRUST
   NAV TOTAL RETURN (b) ............   (11.29)%    (8.00)%   7.76%      8.45%
   INVESTMENT TOTAL RETURN (c) .....   (12.53)    (10.38)    7.46       4.41
S&P 500 Index ......................    (9.44)     (5.08)    5.84       7.23
Dow Jones Industrial Average .......    (6.92)      1.57     7.75       7.79
Nasdaq Composite Index .............   (14.07)     (5.89)    4.46       3.53

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                      THE GABELLI DIVIDEND & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 92.7%
               AEROSPACE -- 1.1%
      12,000   Boeing Co. ......................................................................................   $       892,440
      10,000   Goodrich Corp. ..................................................................................           575,100
      55,000   Kaman Corp. .....................................................................................         1,555,950
     100,000   Rockwell Automation Inc. ........................................................................         5,742,000
   2,000,000   Rolls-Royce Group plc+ ..........................................................................        15,996,191
 179,200,000   Rolls-Royce Group plc, Cl. B ....................................................................           355,647
                                                                                                                   ---------------
                                                                                                                        25,117,328
                                                                                                                   ---------------
               AGRICULTURE -- 0.6%
     130,000   Archer-Daniels-Midland Co. ......................................................................         5,350,800
     210,000   UAP Holding Corp. ...............................................................................         8,051,400
                                                                                                                   ---------------
                                                                                                                        13,402,200
                                                                                                                   ---------------
               AUTOMOTIVE -- 0.3%
      20,000   Copart Inc.+ ....................................................................................           775,200
     287,000   General Motors Corp. ............................................................................         5,467,350
      10,000   Navistar International Corp.+ ...................................................................           601,500
                                                                                                                   ---------------
                                                                                                                         6,844,050
                                                                                                                   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
     386,000   Genuine Parts Co. ...............................................................................        15,524,920
                                                                                                                   ---------------
               BROADCASTING -- 0.6%
     415,000   Clear Channel Communications Inc. ...............................................................        12,126,300
                                                                                                                   ---------------
               BUILDING AND CONSTRUCTION -- 0.0%
      15,000   Layne Christensen Co.+ ..........................................................................           525,300
                                                                                                                   ---------------
               BUSINESS SERVICES -- 1.1%
       3,000   Alliance Data Systems Corp.+ ....................................................................           142,530
     300,000   ChoicePoint Inc.+ ...............................................................................        14,280,000
     150,000   Diebold Inc. ....................................................................................         5,632,500
     100,000   Intermec Inc.+ ..................................................................................         2,219,000
      82,000   PHH Corp.+ ......................................................................................         1,429,260
     293,500   Trans-Lux Corp.+ (a) ............................................................................         1,027,250
                                                                                                                   ---------------
                                                                                                                        24,730,540
                                                                                                                   ---------------
               CABLE AND SATELLITE -- 1.9%
     640,000   Cablevision Systems Corp., Cl. A+ ...............................................................        13,715,200
      14,200   Cogeco Inc. .....................................................................................           421,940
     230,000   DISH Network Corp., Cl. A+ ......................................................................         6,607,900
      46,000   EchoStar Corp., Cl. A+ ..........................................................................         1,358,840
      81,734   Liberty Global Inc., Cl. A+ .....................................................................         2,785,495
      34,318   Liberty Global Inc., Cl. C+ .....................................................................         1,114,648
     180,000   Rogers Communications Inc., Cl. B ...............................................................         6,465,600
     335,000   The DIRECTV Group Inc.+ .........................................................................         8,304,650

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
      35,213   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA ................................   $       417,501
       7,042   Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA, ADR ...........................            83,800
                                                                                                                   ---------------
                                                                                                                        41,275,574
                                                                                                                   ---------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      15,000   Thomas & Betts Corp.+ ...........................................................................           545,550
                                                                                                                   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 1.2%
   1,100,000   BEA Systems Inc.+ ...............................................................................        21,065,000
     160,833   Metavante Technologies Inc.+ ....................................................................         3,215,052
      20,000   Microsoft Corp. .................................................................................           567,600
     100,000   Yahoo! Inc.+ ....................................................................................         2,893,000
                                                                                                                   ---------------
                                                                                                                        27,740,652
                                                                                                                   ---------------
               CONSUMER PRODUCTS -- 2.8%
     230,000   Alberto-Culver Co. ..............................................................................         6,304,300
      25,000   Altria Group Inc. ...............................................................................           555,000
      90,000   Avon Products Inc. ..............................................................................         3,558,600
      40,000   Eastman Kodak Co. ...............................................................................           706,800
      50,000   Fortune Brands Inc. .............................................................................         3,475,000
      40,000   Hanesbrands Inc.+ ...............................................................................         1,168,000
      34,000   Harman International Industries Inc. ............................................................         1,480,360
     130,000   Kimberly-Clark Corp. ............................................................................         8,391,500
      60,000   Mattel Inc. .....................................................................................         1,194,000
      25,000   Philip Morris International Inc.+ ...............................................................         1,264,500
     175,000   Procter & Gamble Co. ............................................................................        12,262,250
     995,000   Swedish Match AB ................................................................................        21,685,586
                                                                                                                   ---------------
                                                                                                                        62,045,896
                                                                                                                   ---------------
               DIVERSIFIED INDUSTRIAL -- 3.6%
     148,000   Bouygues SA .....................................................................................         9,402,314
     208,000   Cooper Industries Ltd., Cl. A ...................................................................         8,351,200
     500,000   General Electric Co. ............................................................................        18,505,000
     275,000   Honeywell International Inc. ....................................................................        15,515,500
     100,000   ITT Corp. .......................................................................................         5,181,000
     166,093   Owens-Illinois Inc.+ ............................................................................         9,372,600
       2,000   Pentair Inc. ....................................................................................            63,800
       2,000   Textron Inc. ....................................................................................           110,840
   1,051,000   Tomkins plc .....................................................................................         3,728,467
     205,000   Tyco International Ltd. .........................................................................         9,030,250
     131,000   WHX Corp.+ ......................................................................................           343,875
                                                                                                                   ---------------
                                                                                                                        79,604,846
                                                                                                                   ---------------
               ELECTRONICS -- 1.3%
   1,075,000   Intel Corp. .....................................................................................        22,768,500
     190,000   Tyco Electronics Ltd. ...........................................................................         6,520,800
                                                                                                                   ---------------
                                                                                                                        29,289,300
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                      THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: ELECTRIC -- 4.6%
      30,000   Allegheny Energy Inc. ...........................................................................   $     1,515,000
      90,000   ALLETE Inc. .....................................................................................         3,475,800
     250,000   American Electric Power Co. Inc. ................................................................        10,407,500
         720   Brookfield Infrastructure Partners LP ...........................................................            12,204
     425,000   DPL Inc. ........................................................................................        10,897,000
      20,000   Edison International ............................................................................           980,400
     273,000   Electric Power Development Co. Ltd. .............................................................         9,832,163
     220,000   FPL Group Inc. ..................................................................................        13,802,800
     530,000   Great Plains Energy Inc. ........................................................................        13,064,500
     370,000   Integrys Energy Group Inc. ......................................................................        17,256,800
     120,000   Pepco Holdings Inc. .............................................................................         2,966,400
     240,000   Pinnacle West Capital Corp. .....................................................................         8,419,200
     100,000   Southern Co. ....................................................................................         3,561,000
     265,000   Unisource Energy Corp. ..........................................................................         5,898,900
                                                                                                                   ---------------
                                                                                                                       102,089,667
                                                                                                                   ---------------
               ENERGY AND UTILITIES: INTEGRATED -- 9.8%
      12,000   Alliant Energy Corp. ............................................................................           420,120
     140,000   Ameren Corp. ....................................................................................         6,165,600
   3,300,000   Aquila Inc.+ ....................................................................................        10,593,000
      50,000   Avista Corp. ....................................................................................           978,000
      15,000   Black Hills Corp. ...............................................................................           536,700
      36,000   CH Energy Group Inc. ............................................................................         1,400,400
     108,000   Chubu Electric Power Co. Inc. ...................................................................         2,697,833
     268,000   CONSOL Energy Inc. ..............................................................................        18,542,920
     200,000   Consolidated Edison Inc. ........................................................................         7,940,000
      10,000   Dominion Resources Inc. .........................................................................           408,400
     200,000   Duke Energy Corp. ...............................................................................         3,570,000
     430,000   Edison SpA ......................................................................................         1,127,595
     430,400   El Paso Corp. ...................................................................................         7,161,856
      80,000   Endesa SA .......................................................................................         4,195,703
     300,000   Enel SpA ........................................................................................         3,182,772
      47,000   Enel SpA, ADR ...................................................................................         2,502,336
     144,000   Energy East Corp. ...............................................................................         3,473,280
      20,000   Exelon Corp. ....................................................................................         1,625,400
     165,000   FirstEnergy Corp. ...............................................................................        11,322,300
     150,000   Hawaiian Electric Industries Inc. ...............................................................         3,580,500
     250,000   Hera SpA ........................................................................................         1,008,430
     121,500   Hokkaido Electric Power Co. Inc. ................................................................         2,821,755
     121,500   Hokuriku Electric Power Co. .....................................................................         2,864,416
      10,000   Iberdrola SA ....................................................................................           155,034
     110,000   Iberdrola SA, ADR ...............................................................................         6,846,565
      80,500   Korea Electric Power Corp., ADR .................................................................         1,210,720
     121,500   Kyushu Electric Power Co. Inc. ..................................................................         2,968,023
      22,000   Maine & Maritimes Corp.+ ........................................................................           611,600
      80,000   MGE Energy Inc. .................................................................................         2,724,800
      35,102   National Grid plc, ADR ..........................................................................         2,454,683
     255,000   NiSource Inc. ...................................................................................         4,396,200

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
     600,000   NSTAR ...........................................................................................   $    18,258,000
     440,000   OGE Energy Corp. ................................................................................        13,714,800
      29,000   Ormat Technologies Inc. .........................................................................         1,247,290
     320,000   Progress Energy Inc. ............................................................................        13,344,000
     300,000   Public Service Enterprise Group Inc. ............................................................        12,057,000
     121,500   Shikoku Electric Power Co. Inc. .................................................................         3,614,040
      15,000   TECO Energy Inc. ................................................................................           239,250
     121,500   The Chugoku Electric Power Co. Inc. .............................................................         2,705,959
      40,000   The Empire District Electric Co. ................................................................           810,000
     121,500   The Kansai Electric Power Co. Inc. ..............................................................         3,022,873
     108,000   The Tokyo Electric Power Co. Inc. ...............................................................         2,887,440
     121,500   Tohoku Electric Power Co. Inc. ..................................................................         2,968,023
     205,000   Vectren Corp. ...................................................................................         5,500,150
     470,000   Westar Energy Inc. ..............................................................................        10,701,900
      85,000   Wisconsin Energy Corp. ..........................................................................         3,739,150
     200,000   Xcel Energy Inc. ................................................................................         3,990,000
                                                                                                                   ---------------
                                                                                                                       218,286,816
                                                                                                                   ---------------
               ENERGY AND UTILITIES: NATURAL GAS -- 3.2%
       8,000   AGL Resources Inc. ..............................................................................           274,560
      50,000   Atmos Energy Corp. ..............................................................................         1,275,000
      20,000   Delta Natural Gas Co. Inc. ......................................................................           493,800
       6,000   Energen Corp. ...................................................................................           373,800
       2,000   EnergySouth Inc. ................................................................................           104,380
      20,000   Kinder Morgan Energy Partners LP ................................................................         1,093,800
     350,000   National Fuel Gas Co. ...........................................................................        16,523,500
     210,000   Nicor Inc. ......................................................................................         7,037,100
     220,000   ONEOK Inc. ......................................................................................         9,818,600
     200,000   Sempra Energy ...................................................................................        10,656,000
      30,000   South Jersey Industries Inc. ....................................................................         1,053,300
      90,000   Southern Union Co. ..............................................................................         2,094,300
     190,000   Southwest Gas Corp. .............................................................................         5,312,400
     600,000   Spectra Energy Corp. ............................................................................        13,650,000
      60,000   The Laclede Group Inc. ..........................................................................         2,137,800
                                                                                                                   ---------------
                                                                                                                        71,898,340
                                                                                                                   ---------------
               ENERGY AND UTILITIES: OIL -- 12.7%
      20,000   Anadarko Petroleum Corp. ........................................................................         1,260,600
      40,000   Apache Corp. ....................................................................................         4,832,800
      46,900   BG Group plc, ADR ...............................................................................         5,439,073
     160,000   BP plc, ADR .....................................................................................         9,704,000
      80,000   Cameron International Corp.+ ....................................................................         3,331,200
     140,000   Chesapeake Energy Corp. .........................................................................         6,461,000
     300,000   Chevron Corp. ...................................................................................        25,608,000
       1,000   Cimarex Energy Co. ..............................................................................            54,740
     398,000   ConocoPhillips ..................................................................................        30,331,580
      78,000   Devon Energy Corp. ..............................................................................         8,137,740
     176,000   Eni SpA, ADR ....................................................................................        11,987,360
     215,000   Exxon Mobil Corp. ...............................................................................        18,184,700
      30,000   Hess Corp. ......................................................................................         2,645,400

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: OIL (CONTINUED)
     535,000   Marathon Oil Corp. ..............................................................................   $    24,396,000
     145,000   Murphy Oil Corp. ................................................................................        11,910,300
       4,000   Nabors Industries Ltd.+ .........................................................................           135,080
       1,000   Niko Resources Ltd. .............................................................................            81,105
      10,000   Noble Corp. .....................................................................................           496,700
     335,000   Occidental Petroleum Corp. ......................................................................        24,511,950
      30,000   Oceaneering International Inc.+ .................................................................         1,890,000
      18,000   PetroChina Co. Ltd., ADR ........................................................................         2,255,580
      11,000   Petroleo Brasileiro SA, ADR .....................................................................         1,123,210
     275,000   Repsol YPF SA, ADR ..............................................................................         9,462,750
     210,000   Rowan Companies Inc. ............................................................................         8,647,800
     200,000   Royal Dutch Shell plc, Cl. A, ADR ...............................................................        13,796,000
     875,000   StatoilHydro ASA, ADR ...........................................................................        26,136,250
     200,000   Sunoco Inc. .....................................................................................        10,494,000
     190,000   Total SA, ADR ...................................................................................        14,061,900
      46,873   Transocean Inc.+ ................................................................................         6,337,229
                                                                                                                   ---------------
                                                                                                                       283,714,047
                                                                                                                   ---------------
               ENERGY AND UTILITIES: SERVICES -- 4.0%
     120,000   ABB Ltd., ADR ...................................................................................         3,230,400
      20,000   Baker Hughes Inc. ...............................................................................         1,370,000
     235,000   Diamond Offshore Drilling Inc. ..................................................................        27,354,000
      19,500   Exterran Holdings Inc.+ .........................................................................         1,258,530
      50,000   Grant Prideco Inc.+ .............................................................................         2,461,000
     625,000   Halliburton Co. .................................................................................        24,581,250
     120,000   Schlumberger Ltd. ...............................................................................        10,440,000
     250,000   Weatherford International Ltd.+ .................................................................        18,117,500
                                                                                                                   ---------------
                                                                                                                        88,812,680
                                                                                                                   ---------------
               ENERGY AND UTILITIES: WATER -- 0.3%
      11,000   American States Water Co. .......................................................................           396,000
      60,333   Aqua America Inc. ...............................................................................         1,133,054
       6,000   Artesian Resources Corp., Cl. A .................................................................           111,180
       3,000   California Water Service Group ..................................................................           114,450
      11,500   Connecticut Water Service Inc. ..................................................................           272,205
       1,000   Consolidated Water Co. Ltd. .....................................................................            22,030
       6,000   Middlesex Water Co. .............................................................................           108,960
      58,000   Pennichuck Corp. ................................................................................         1,339,800
      82,000   SJW Corp. .......................................................................................         2,344,380
      16,800   Southwest Water Co. .............................................................................           185,976
       5,000   Suez SA .........................................................................................           328,065
     168,000   Suez SA, Strips+ ................................................................................             2,652
      36,000   United Utilities plc, ADR .......................................................................           988,114
       9,000   York Water Co. ..................................................................................           134,910
                                                                                                                   ---------------
                                                                                                                         7,481,776
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               ENTERTAINMENT -- 0.7%
       8,000   Grupo Televisa SA, ADR ..........................................................................   $       193,920
     142,600   Take-Two Interactive Software Inc.+ .............................................................         3,639,152
     350,000   Time Warner Inc. ................................................................................         4,907,000
     200,000   Vivendi .........................................................................................         7,814,843
                                                                                                                   ---------------
                                                                                                                        16,554,915
                                                                                                                   ---------------
               ENVIRONMENTAL SERVICES -- 0.7%
      65,000   Allied Waste Industries Inc.+ ...................................................................           702,650
       1,000   Hyflux Ltd. .....................................................................................             2,201
      12,375   Veolia Environnement ............................................................................           862,759
     420,000   Waste Management Inc. ...........................................................................        14,095,200
                                                                                                                   ---------------
                                                                                                                        15,662,810
                                                                                                                   ---------------
               EQUIPMENT AND SUPPLIES -- 1.8%
     110,000   CIRCOR International Inc. .......................................................................         5,087,500
      30,000   Lufkin Industries Inc. ..........................................................................         1,914,600
      60,000   Mueller Industries Inc. .........................................................................         1,731,000
     420,000   RPC Inc. ........................................................................................         6,379,800
     300,000   Tenaris SA, ADR .................................................................................        14,955,000
      70,000   Trane Inc. ......................................................................................         3,213,000
     400,000   Xerox Corp. .....................................................................................         5,988,000
                                                                                                                   ---------------
                                                                                                                        39,268,900
                                                                                                                   ---------------
               FINANCIAL SERVICES -- 14.5%
      70,000   Aflac Inc. ......................................................................................         4,546,500
     230,000   AllianceBernstein Holding LP ....................................................................        14,577,400
     440,000   American Express Co. ............................................................................        19,236,800
     300,000   American International Group Inc. ...............................................................        12,975,000
      11,641   AON Corp. .......................................................................................           467,968
      42,000   Astoria Financial Corp. .........................................................................         1,140,720
     425,000   Bank of America Corp. ...........................................................................        16,111,750
       4,000   BlackRock Inc. ..................................................................................           816,720
      65,000   Capital One Financial Corp. .....................................................................         3,199,300
     120,000   CIT Group Inc. ..................................................................................         1,422,000
     690,000   Citigroup Inc. ..................................................................................        14,779,800
      70,000   Deutsche Bank AG ................................................................................         7,913,500
     380,000   Discover Financial Services .....................................................................         6,220,600
     272,000   Federal National Mortgage Association ...........................................................         7,159,040
      78,909   Fidelity National Financial Inc., Cl. A .........................................................         1,446,402
      61,496   Fidelity National Information Services Inc. .....................................................         2,345,457
     130,000   Fifth Third Bancorp .............................................................................         2,719,600
      70,000   Flushing Financial Corp. ........................................................................         1,230,600
     100,000   Freddie Mac .....................................................................................         2,532,000
      27,000   Hartford Financial Services Group Inc. ..........................................................         2,045,790
     160,000   HSBC Holdings plc, ADR ..........................................................................        13,168,000
      40,000   Hudson City Bancorp Inc. ........................................................................           707,200
      50,000   Invesco Ltd. ....................................................................................         1,218,000
     470,000   JPMorgan Chase & Co. ............................................................................        20,186,500

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      38,000   Legg Mason Inc. .................................................................................   $     2,127,240
      10,000   Lehman Brothers Holdings Inc. ...................................................................           376,400
     180,000   Marshall & Ilsley Corp. .........................................................................         4,176,000
     272,000   Merrill Lynch & Co. Inc. ........................................................................        11,081,280
     150,000   Morgan Stanley ..................................................................................         6,855,000
     297,495   National Australia Bank Ltd., ADR ...............................................................         8,187,776
     200,000   New York Community Bancorp Inc. .................................................................         3,644,000
     270,000   NewAlliance Bancshares Inc. .....................................................................         3,310,200
     220,000   PNC Financial Services Group Inc. ...............................................................        14,425,400
     180,000   Popular Inc. ....................................................................................         2,098,800
     220,000   Regions Financial Corp. .........................................................................         4,345,000
     298,000   SLM Corp.+ ......................................................................................         4,574,300
     700,000   Sovereign Bancorp Inc. ..........................................................................         6,524,000
      80,050   Sterling Bancorp ................................................................................         1,243,177
     120,000   T. Rowe Price Group Inc. ........................................................................         6,000,000
      40,000   The Allstate Corp. ..............................................................................         1,922,400
     325,000   The Bank of New York Mellon Corp. ...............................................................        13,562,250
      60,000   The Blackstone Group LP .........................................................................           952,800
      86,982   The Toronto-Dominion Bank .......................................................................         5,336,346
     290,000   The Travelers Companies Inc. ....................................................................        13,876,500
       5,000   Unitrin Inc. ....................................................................................           176,700
      30,974   Valley National Bancorp .........................................................................           595,011
     400,000   Wachovia Corp. ..................................................................................        10,800,000
     400,000   Waddell & Reed Financial Inc., Cl. A ............................................................        12,852,000
      12,000   Webster Financial Corp. .........................................................................           334,440
     520,000   Wells Fargo & Co. ...............................................................................        15,132,000
      90,000   Wilmington Trust Corp. ..........................................................................         2,799,000
     177,000   Zions Bancorporation ............................................................................         8,062,350
                                                                                                                   ---------------
                                                                                                                       323,537,017
                                                                                                                   ---------------
               FOOD AND BEVERAGE -- 9.1%
     180,000   Anheuser-Busch Companies Inc. ...................................................................         8,541,000
     270,000   Cadbury Schweppes plc, ADR ......................................................................        11,939,400
      80,000   Campbell Soup Co. ...............................................................................         2,716,000
      90,000   China Mengniu Dairy Co. Ltd. ....................................................................           262,507
     220,000   ConAgra Foods Inc. ..............................................................................         5,269,000
     950,000   Davide Campari-Milano SpA .......................................................................         9,216,384
     300,000   General Mills Inc. ..............................................................................        17,964,000
     320,000   Groupe Danone ...................................................................................        28,614,641
     100,000   H.J. Heinz Co. ..................................................................................         4,697,000
     200,000   ITO EN Ltd. .....................................................................................         3,539,326
      50,000   ITO EN Ltd., Preference .........................................................................           564,807
       1,000   Kellogg Co. .....................................................................................            52,560
     170,000   Kikkoman Corp. ..................................................................................         2,089,185
     400,000   Kraft Foods Inc., Cl. A .........................................................................        12,404,000
     160,000   Morinaga Milk Industry Co. Ltd. .................................................................           489,567
     300,000   Nissin Food Products Co. Ltd. ...................................................................        10,112,360

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
     500,000   Parmalat SpA ....................................................................................   $     1,922,136
     339,450   Parmalat SpA, GDR (b)(c) ........................................................................         1,309,734
     320,000   PepsiAmericas Inc. ..............................................................................         8,169,600
      10,000   PepsiCo Inc. ....................................................................................           722,000
      50,000   Pernod-Ricard SA ................................................................................         5,143,588
       5,000   Remy Cointreau SA ...............................................................................           336,275
   1,200,000   Sara Lee Corp. ..................................................................................        16,776,000
     300,000   The Coca-Cola Co. ...............................................................................        18,261,000
     345,000   The Hershey Co. .................................................................................        12,996,150
      62,000   Wm. Wrigley Jr. Co. .............................................................................         3,896,080
       3,000   Wm. Wrigley Jr. Co., Cl. B ......................................................................           186,600
     470,000   YAKULT HONSHA Co. Ltd. ..........................................................................        14,569,623
                                                                                                                   ---------------
                                                                                                                       202,760,523
                                                                                                                   ---------------
               HEALTH CARE -- 3.3%
      25,000   Advanced Medical Optics Inc.+ ...................................................................           507,500
     220,000   Boston Scientific Corp.+ ........................................................................         2,831,400
     115,000   Bristol-Myers Squibb Co. ........................................................................         2,449,500
      90,000   Covidien Ltd. ...................................................................................         3,982,500
     170,000   Eli Lilly & Co. .................................................................................         8,770,300
     100,000   IMS Health Inc. .................................................................................         2,101,000
      50,000   Johnson & Johnson ...............................................................................         3,243,500
      10,000   Medtronic Inc. ..................................................................................           483,700
     200,000   Merck & Co. Inc. ................................................................................         7,590,000
     140,000   Owens & Minor Inc. ..............................................................................         5,507,600
   1,090,000   Pfizer Inc. .....................................................................................        22,813,700
      35,000   Schiff Nutrition International Inc. .............................................................           209,650
      40,000   St. Jude Medical Inc.+ ..........................................................................         1,727,600
     130,000   Wyeth ...........................................................................................         5,428,800
      75,000   Zimmer Holdings Inc.+ ...........................................................................         5,839,500
                                                                                                                   ---------------
                                                                                                                        73,486,250
                                                                                                                   ---------------
               HOTELS AND GAMING -- 0.4%
      44,000   Boyd Gaming Corp. ...............................................................................           880,000
     690,000   Ladbrokes plc ...................................................................................         4,262,260
      20,000   Las Vegas Sands Corp.+ ..........................................................................         1,472,800
      85,000   Pinnacle Entertainment Inc.+ ....................................................................         1,088,000
                                                                                                                   ---------------
                                                                                                                         7,703,060
                                                                                                                   ---------------
               MACHINERY -- 0.4%
     185,000   CNH Global NV ...................................................................................         9,625,550
                                                                                                                   ---------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.0%
       5,000   Skyline Corp. ...................................................................................           139,100
                                                                                                                   ---------------
               METALS AND MINING -- 0.9%
     170,000   Alcoa Inc. ......................................................................................         6,130,200
      10,000   Alliance Holdings GP LP .........................................................................           229,400
      20,000   Arch Coal Inc. ..................................................................................           870,000

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               METALS AND MINING (CONTINUED)
       8,000   BHP Billiton Ltd., ADR ..........................................................................   $       526,800
       3,000   Fording Canadian Coal Trust .....................................................................           156,600
      98,000   Freeport-McMoRan Copper & Gold Inc. .............................................................         9,429,560
      10,000   Massey Energy Co. ...............................................................................           365,000
       2,500   Patriot Coal Corp.+ .............................................................................           117,425
      25,000   Peabody Energy Corp. ............................................................................         1,275,000
       2,000   Rio Tinto plc, ADR ..............................................................................           823,680
       3,000   Westmoreland Coal Co.+ ..........................................................................            40,740
                                                                                                                   ---------------
                                                                                                                        19,964,405
                                                                                                                   ---------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     200,000   International Paper Co. .........................................................................         5,440,000
                                                                                                                   ---------------
               PUBLISHING -- 0.6%
      35,000   Idearc Inc. .....................................................................................           127,400
   2,000,000   Il Sole 24 Ore+ .................................................................................        12,614,263
                                                                                                                   ---------------
                                                                                                                        12,741,663
                                                                                                                   ---------------
               REAL ESTATE -- 0.0%
      18,000   Brookfield Asset Management Inc., Cl. A .........................................................           482,940
                                                                                                                   ---------------
               RETAIL -- 2.1%
     210,000   CVS Caremark Corp. ..............................................................................         8,507,100
     142,000   Ingles Markets Inc., Cl. A ......................................................................         3,491,780
     410,000   Safeway Inc. ....................................................................................        12,033,500
      22,000   Saks Inc.+ ......................................................................................           274,340
     310,000   Sally Beauty Holdings Inc.+ .....................................................................         2,139,000
      85,000   SUPERVALU Inc. ..................................................................................         2,548,300
      92,000   The Great Atlantic & Pacific Tea Co. Inc.+ ......................................................         2,412,240
     360,000   Walgreen Co. ....................................................................................        13,712,400
      70,000   Whole Foods Market Inc. .........................................................................         2,307,900
                                                                                                                   ---------------
                                                                                                                        47,426,560
                                                                                                                   ---------------
               SPECIALTY CHEMICALS -- 1.4%
       5,000   Arkema, ADR+ ....................................................................................           280,626
     130,000   Ashland Inc. ....................................................................................         6,149,000
     180,000   E.I. du Pont de Nemours & Co. ...................................................................         8,416,800
     260,000   Ferro Corp. .....................................................................................         3,863,600
     100,000   Olin Corp. ......................................................................................         1,976,000
     260,000   The Dow Chemical Co. ............................................................................         9,581,000
      18,146   Tronox Inc., Cl. B ..............................................................................            70,769
                                                                                                                   ---------------
                                                                                                                        30,337,795
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 6.0%
     570,000   AT&T Inc. .......................................................................................        21,831,000
     498,000   BCE Inc. ........................................................................................        16,797,540

   SHARES/                                                                                                              MARKET
    UNITS                                                                                                                VALUE
------------                                                                                                       ---------------
      47,125   Bell Aliant Regional Communications Income Fund (b)(d) ..........................................   $     1,413,279
      71,000   BT Group plc, ADR ...............................................................................         3,060,100
      20,000   CenturyTel Inc. .................................................................................           664,800
      50,000   Compania de Telecomunicaciones de Chile SA, ADR .................................................           425,000
     615,000   Deutsche Telekom AG, ADR ........................................................................        10,196,700
      25,000   Embarq Corp. ....................................................................................         1,002,500
      55,000   France Telecom SA, ADR ..........................................................................         1,846,900
     210,000   Hellenic Telecommunications Organization SA, ADR ................................................         2,958,900
      40,000   Neuf Cegetel ....................................................................................         2,227,309
     240,000   Portugal Telecom SGPS SA ........................................................................         2,788,715
     200,000   Qwest Communications International Inc. .........................................................           906,000
     900,000   Sprint Nextel Corp. .............................................................................         6,021,000
      21,333   Telecom Corp. of New Zealand Ltd., ADR ..........................................................           317,222
     200,000   Telecom Italia SpA, ADR .........................................................................         4,178,000
      26,000   Telefonica SA, ADR ..............................................................................         2,249,260
     200,000   Telefonos de Mexico SAB de CV, Cl. L, ADR .......................................................         7,520,000
     130,000   Telstra Corp. Ltd., ADR .........................................................................         2,610,751
      76,100   TELUS Corp., Non-Voting, ADR ....................................................................         3,184,785
   1,000,000   Verizon Communications Inc. .....................................................................        36,450,000
     190,000   Vodafone Group plc, ADR .........................................................................         5,606,900
                                                                                                                   ---------------
                                                                                                                       134,256,661
                                                                                                                   ---------------
               TRANSPORTATION -- 0.5%
       3,000   Frontline Ltd. ..................................................................................           138,060
     255,001   GATX Corp. ......................................................................................         9,962,889
      24,000   Golden Ocean Group Ltd. .........................................................................           128,192
       3,000   Ship Finance International Ltd. .................................................................            78,840
      25,000   Teekay Corp. ....................................................................................         1,061,750
                                                                                                                   ---------------
                                                                                                                        11,369,731
                                                                                                                   ---------------
               WIRELESS COMMUNICATIONS -- 0.3%
       5,000   Crown Castle International Corp.+ ...............................................................           172,450
     108,000   United States Cellular Corp.+ ...................................................................         5,940,000
      14,000   Vimpel-Communications, ADR ......................................................................           418,460
                                                                                                                   ---------------
                                                                                                                         6,530,910
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................     2,068,344,572
                                                                                                                   ---------------

               CONVERTIBLE PREFERRED STOCKS -- 1.2%

               AEROSPACE -- 0.1%
       8,200   Northrop Grumman Corp., 7.000% Cv. Pfd., Ser. B .................................................         1,156,364
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                                VALUE
------------                                                                                                       ---------------
               CONVERTIBLE PREFERRED STOCKS (CONTINUED)

               BROADCASTING -- 0.0%
      20,460   Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A .............................................   $       537,280
                                                                                                                   ---------------
               BUILDING AND CONSTRUCTION -- 0.0%
         200   Fleetwood Capital Trust, 6.000% Cv. Pfd. ........................................................             5,537
                                                                                                                   ---------------
               DIVERSIFIED INDUSTRIAL -- 0.0%
      45,000   Smurfit-Stone Container Corp., 7.000% Cv. Pfd., Ser. A ..........................................           918,000
                                                                                                                   ---------------
               ENERGY AND UTILITIES -- 0.3%
       5,000   Chesapeake Energy Corp., 5.000% Cv. Pfd. (b) ....................................................           658,750
      20,000   CMS Energy Corp., 4.500% Cv. Pfd., Ser. B .......................................................         1,430,000
     129,000   El Paso Energy Capital Trust I, 4.750% Cv. Pfd., Ser. C .........................................         4,695,600
                                                                                                                   ---------------
                                                                                                                         6,784,350
                                                                                                                   ---------------
               ENTERTAINMENT -- 0.0%
      43,000   Six Flags Inc., 7.250% Cv. Pfd. .................................................................           522,450
                                                                                                                   ---------------
               FINANCIAL SERVICES -- 0.3%
       1,500   Doral Financial Corp., 4.750% Cv. Pfd. ..........................................................           183,842
     120,000   Newell Financial Trust I, 5.250% Cv. Pfd. .......................................................         5,445,000
                                                                                                                   ---------------
                                                                                                                         5,628,842
                                                                                                                   ---------------
               HEALTH CARE -- 0.0%
      12,000   Omnicare Inc., 4.000% Cv. Pfd., Ser. B ..........................................................           360,000
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 0.4%
      50,000   Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B ...................................................         2,120,000
     120,000   Crown Castle International Corp., 6.250% Cv. Pfd. ...............................................         6,735,000
                                                                                                                   ---------------
                                                                                                                         8,855,000
                                                                                                                   ---------------
               TRANSPORTATION -- 0.1%
       1,500   GATX Corp., $2.50 Cv. Pfd. ......................................................................           290,490
         982   Kansas City Southern, 4.250% Cv. Pfd. ...........................................................         1,383,314
                                                                                                                   ---------------
                                                                                                                         1,673,804
                                                                                                                   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ..............................................................        26,441,627
                                                                                                                   ---------------

  PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                                                                VALUE
------------                                                                                                       ---------------
               CONVERTIBLE CORPORATE BONDS -- 1.5%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
$    500,000   Standard Motor Products Inc., Sub. Deb. Cv., 6.750%, 07/15/09 ...................................   $       478,750
                                                                                                                   ---------------
               BROADCASTING -- 0.5%
     100,000   LIN Television Corp., Sub. Deb. Cv., 2.500%, 05/15/33 ...........................................            98,875
  13,000,000   Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12 ..................................        11,602,500
                                                                                                                   ---------------
                                                                                                                        11,701,375
                                                                                                                   ---------------
               COMMUNICATIONS EQUIPMENT -- 0.5%
  10,000,000   Agere Systems Inc., Sub. Deb. Cv., 6.500%, 12/15/09 .............................................        10,150,000
                                                                                                                   ---------------
               ENTERTAINMENT -- 0.1%
   1,500,000   The Walt Disney Co., Cv., 2.125%, 04/15/23 ......................................................         1,608,750
                                                                                                                   ---------------
               REAL ESTATE -- 0.0%
   1,100,000   Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24 ...................................................           576,125
                                                                                                                   ---------------
               RETAIL -- 0.2%
   5,000,000   The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11 ................................         4,962,500
                                                                                                                   ---------------
               TELECOMMUNICATIONS -- 0.2%
   5,000,000   Nortel Networks Corp., Cv., 4.250%, 09/01/08 ....................................................         4,962,500
                                                                                                                   ---------------
               TOTAL CONVERTIBLE CORPORATE BONDS ...............................................................        34,440,000
                                                                                                                   ---------------

   SHARES
------------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
         650   Parmalat SpA, GDR, expire 12/31/15+ (b)(c)(d) ...................................................             1,058
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                                                               VALUE
------------                                                                                                       ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 4.6%
               U.S. TREASURY BILLS -- 4.1%
$ 92,146,000   U.S. Treasury Bills,
                  0.446% to 3.186%++,
                  04/03/08 to 09/04/08 .........................................................................   $    91,954,343
                                                                                                                   ---------------
               U.S. TREASURY NOTES -- 0.5%
  11,360,000   U.S. Treasury Note,
                  5.000%, 07/31/08 .............................................................................        11,497,570
                                                                                                                   ---------------

               TOTAL U.S. GOVERNMENT OBLIGATIONS ...............................................................       103,451,913
                                                                                                                   ---------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $2,026,615,202) .......................................................................................   $ 2,232,679,170
                                                                                                                   ===============
               Aggregate book cost .............................................................................   $ 2,026,615,202
                                                                                                                   ===============
               Gross unrealized appreciation ...................................................................   $   383,837,894
               Gross unrealized depreciation ...................................................................      (177,773,926)
                                                                                                                   ---------------
               Net unrealized appreciation/depreciation ......................................................     $   206,063,968
                                                                                                                   ===============

----------
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $3,382,821 or 0.15% of total investments. Except as noted in (c), these securities are liquid.

(c) At March 31, 2008, the Fund held investments in restricted securities amounting to $1,310,792 or 0.06% of total investments, which were valued under methods approved by the Board of Trustees as follows:

                                                                                                                 03/31/08
ACQUISITION                                                                       ACQUISITION   ACQUISITION   CARRYING VALUE
  SHARES       ISSUER                                                                DATE          COST          PER UNIT
------------   ----------------------------------------------------------------   -----------   -----------   --------------
     339,450   Parmalat SpA, GDR ..............................................     12/02/03     $ 981,615      $   3.8584
         650   Parmalat SpA, GDR warrants expire 12/31/15 .....................     11/09/05            --          1.6277

(d) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $1,414,337 or 0.06% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

                                                        % OF
                                                        MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                              VALUE        VALUE
-----------------------------------------------------   ------   --------------
North America .......................................     77.9%  $1,739,611,624
Europe ..............................................     15.0      334,614,131
Latin America .......................................      3.4       74,533,223
Japan ...............................................      3.0       67,747,392
Asia/Pacific ........................................      0.7       16,172,800
                                                         -----   --------------
Total Investments ...................................    100.0%  $2,232,679,170
                                                         =====   ==============

               See accompanying notes to schedule of investments.

                       THE GABELLI DIVIDEND & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $2,093,834,949               --
Level 2 - Other Significant Observable Inputs      138,844,221   $   (3,597,600)
                                                --------------   --------------
Total                                           $2,232,679,170   $   (3,597,600)
                                                ==============   ==============

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                       THE GABELLI DIVIDEND & INCOME TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series B Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Statement of Preferences even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at March 31, 2008 are as follows:

                                                                                                              NET
          NOTIONAL                                                FLOATING RATE*/           TERMINATION    UNREALIZED
           AMOUNT                    FIXED RATE                (RATE RESET MONTHLY)             DATE      DEPRECIATION
---------------------------   ------------------------   --------------------------------   -----------   ------------
     $   100,000,000                   4.01%                           3.11938%               06/02/10    $ (3,446,202)

----------
* Based on Libor (London Interbank Offered Rate).

The Fund has entered into contract for difference swaps with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

                                                                                                              NET
          NOTIONAL                EQUITY SECURITY                  INTEREST RATE/           TERMINATION    UNREALIZED
           AMOUNT                     RECEIVED                  EQUITY SECURITY PAID           DATE       DEPRECIATION
---------------------------   ------------------------   --------------------------------   -----------   ------------
                                    Market Value         Overnight LIBOR plus 40 bps plus
                                  Appreciation on:         Market Value Depreciation on:
$ 788,988 (50,000 shares)     Scottish & Newcastle plc       Scottish & Newcastle plc        12/15/08     $     (6,158)
 3,655,324 (320,000 shares)    Cadbury Schweppes plc          Cadbury Schweppes plc          02/16/09         (145,240)
                                                                                                          ------------
                                                                                                          $   (151,398)
                                                                                                          ============

3. TAX INFORMATION. Under the current tax law, capital and currency losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October currency losses at December 31, 2007 were $99,471.

                              TRUSTEES AND OFFICERS
                       THE GABELLI DIVIDEND & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                              OFFICERS

Mario J. Gabelli, CFA                                 Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,                   PRESIDENT
   GAMCO INVESTORS, INC.
                                                      Carter W. Austin
Anthony J. Colavita                                      VICE PRESIDENT
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                          Peter D. Goldstein
                                                         CHIEF COMPLIANCE OFFICER
James P. Conn
   FORMER MANAGING DIRECTOR &                         Agnes Mullady
   CHIEF INVESTMENT OFFICER,                             TREASURER AND SECRETARY
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                                      INVESTMENT ADVISER
Mario d'Urso                                          Gabelli Funds, LLC
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA               One Corporate Center
                                                      Rye, New York 10580-1422
Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,               CUSTODIAN
   AMERICAN GAMING ASSOCIATION                        State Street Bank and Trust Company

Michael J. Melarkey                                   COUNSEL
   ATTORNEY-AT-LAW,                                   Skadden, Arps, Slate, Meagher & Flom LLP
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN
                                                      TRANSFER AGENT AND REGISTRAR
Salvatore M. Salibello                                Computershare Trust Company, N.A.
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP                            STOCK EXCHANGE LISTING

Edward T. Tokar                                                                            5.875%      6.00%
   SENIOR MANAGING DIRECTOR,                                                  Common     Preferred   Preferred
   BEACON TRUST COMPANY                                                     ----------   ---------   ---------
                                                      NYSE-Symbol:             GDV        GDV PrA     GDV PrD
Anthonie C. van Ekris                                 Shares Outstanding:   83,802,037   3,200,000   2,600,000
   CHAIRMAN, BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.
--------------------------------------------------------------------------------

THE GABELLI DIVIDEND & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       FIRST QUARTER REPORT
                                                       MARCH 31, 2008

                                                                     GDV 1Q/2008

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       May 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.